Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Taxes
Schedule of effective tax rates
	For the Years Ended September 30,
	2022	2021	2020
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemption (a)	(50.8)%	(41.0)%	(27.5)%
Favorable tax rate impact (a)	(14.8)%	(0.3)%	(1.5)%
Permanent difference	0.1%	(8.2)%	0.0%
Changes of deferred tax assets valuation allowances	7.2%	2.0%	5.3%
Non-PRC entities not subject PRC income tax	27.7%	23.6%	2.8%
Total	(5.6)%	1.1%	4.1%

Schedule of provision for income tax
	For the Years Ended September 30,
	2022	2021	2020
Current income tax provision	$58,266	$25,571	$16,753
Deferred income tax provision	(176,633)	-	-
Total	$(118,367)	$25,571	$16,753

Schedule of components of deferred tax
	As of	As of
	September 30,	September 30,
	2022	2021
Net operating loss (“NOL”) carry forward	$168,126	$13,569
Allowance for inventory	12,413	-
Allowance for doubtful accounts	836	-
Valuation allowance	(18,168)	(13,569)
Total	$163,207	-